Note 18 - Segmented information	12 Months Ended
Nov. 30, 2011
Segment Reporting Disclosure [Text Block]
18.	Segmented information

The Company's operations comprise a single reporting segment engaged in the research, development and manufacture of novel or generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reporting segment, amounts disclosed in the financial statements for revenue, loss for the year, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in North America.

	November 30, 2011	November 30, 2010	November 30, 2009
	$	$	$
Revenue
Canada	-	-	62,615
United States	501,814	1,459,385	567,564
	501,814	1,459,385	630,179

Total assets
Canada	6,247,228	3,267,706	11,081,332

Total property and equipment
Canada	951,914	925,554	1,046,121